SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Numerator for basic net (loss) income per share	$ (540)	$ 2,650
Denominator:
Denominator for diluted net (loss) income per share - weighted average number of Ordinary Shares	11,673,240	9,322,930
Effect of dilutive securities: Outstanding options and RSU's		410,107
Denominator for diluted net (loss) income per share - adjusted weighted average number of Ordinary Shares	11,673,240	9,733,037